Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Government grants [Abstract]
Summary of Government Grants
(1)	Government grants as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Land	￦	27,403	27,392
Buildings		41,718	38,077
Structures		149,737	149,558
Machinery		105,546	94,337
Vehicles		2,745	2,683
Equipment		3,915	1,868
Tools		1,306	982
Construction-in-progress		223,566	230,573
Investment properties		22	22
Software		844	804
Development expenditures		939	540
Intangible assets under development		3,473	5,044
Other intangible assets		229	136

	￦	561,443	552,016

Summary of Changes in Government Grants
(2)	Changes in government grants for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Revenue	Others	Ending balance
		In millions of won
Cash	￦	—	59,503	—	—	—	4,789	(64,292)	—
Land		27,404	—	—	—	(1)	—	—	27,403
Buildings		46,227	—	—	(4,508)	—	—	(1)	41,718
Structures		157,881	—	—	(9,458)	(1,330)	—	2,644	149,737
Machinery		119,824	—	—	(16,076)	(522)	—	2,320	105,546
Vehicles		2,837	—	—	(1,233)	(8)	—	1,149	2,745
Equipment		5,932	—	—	(2,118)	—	—	101	3,915
Tools		62	—	—	(341)	—	—	1,585	1,306
Construction-in-progress		173,474	—	(6,806)	—	(75)	—	56,973	223,566
Investment properties		22	—	—	(1)	—	—	1	22
Software		413	—	—	(229)	—	—	660	844
Development expenditures		2,121	—	—	(1,364)	—	—	182	939
Intangible assets under development		2,458	—	—	—	—	—	1,015	3,473
Other intangible assets		322	—	—	(93)	—	—	—	229

	￦	538,977	59,503	(6,806)	(35,421)	(1,936)	4,789	2,337	561,443

		2025
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Revenue	Others	Ending balance
		In millions of won
Cash	￦	—	25,019	—	—	—	224	(25,243)	—
Land		27,403	—	—	—	(11)	—	—	27,392
Buildings		41,718	—	—	(3,937)	(4)	—	300	38,077
Structures		149,737	—	—	(9,552)	(687)	—	10,060	149,558
Machinery		105,546	—	—	(15,011)	(384)	—	4,186	94,337
Vehicles		2,745	—	—	(1,309)	(6)	—	1,253	2,683
Equipment		3,915	—	—	(2,119)	—	—	72	1,868
Tools		1,306	—	—	(437)	—	—	113	982
Construction-in-progress		223,566	—	(4,685)	—	—	—	11,692	230,573
Investment properties		22	—	—	—	—	—	—	22
Software		844	—	—	(342)	—	—	302	804
Development expenditures		939	—	—	(496)	—	—	97	540
Intangible assets under development		3,473	—	—	—	—	—	1,571	5,044
Other intangible assets		229	—	—	(93)	—	—	—	136

	￦	561,443	25,019	(4,685)	(33,296)	(1,092)	224	4,403	552,016

Summary of Changes in Government Grants for Specific Business Projects
(3)	Changes in government grants for specific business projects for the years ended December 31, 2024 and 2025 are as follows:

					2024
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	Interest	Used	Return	Others	Ending Balance
					In millions of Won
Ministry of Trade, Industry and Resources	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	1,069	—	—	(791)	(278)	—	—
Ministry of Employment and Labor	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers	2023.01.01 ~ 2023.12.31	1,491	—	—	1	—	—	—	1
Ministry of Trade, Industry and Resources	Support for underground power line installation	Daebul Industrial Complex Underground Power Line Project (Phase 1) (Subsidy)	2023.12.01 ~ 2025.12.31	3,492	—	3,492	—	(3,492)	—	—	—
Ministry of Trade, Industry and Resources	Construction of the Integrated Control System for Renewable Energy in Transmission Area	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2023.01.01 ~ 2023.12.31	490	—	213	—	(213)	—	—	—
Ministry of Trade, Industry and Resources	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	2023.01.01 ~ 2023.12.31	2,510	2	203	—	(205)	—	—	—
Ministry of SMEs and Startup	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners (2024)	2024.02.15 ~ 2024.12.31	178,753	—	156,058	—	(127,984)	—	—	28,074
Ministry of Trade, Industry and Resources	Electricity supply business in rural areas	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2024.01.01 ~ 2024.12.31	161,429	—	170,276	—	(170,276)	—	—	—
Ministry of Trade, Industry and Resources	Renewable Energy Generation Difference Support	Renewable Energy Generation Difference Support (2024)	2024.01.01 ~ 2024.12.31	52,170	—	51,413	—	(51,413)	—	—	—
Ministry of Trade, Industry and Resources	Operating expenses for regional projects around the power plant	Operating expenses for regional projects around the power plant (2024)	2024.01.02 ~ 2024.12.31	428	—	61	—	(61)	—	—	—

(3)	Changes in government grants for specific business projects for the years ended December 31, 2024 and 2025 are as follows, C ontinued:

					2025
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	Used	Return	Others	Ending Balance
				In millions of Won
Ministry of Employment and Labor	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers (2021)	2023.01.01 ~ 2023.12.31	1,491	1	—	—	—	—	1
Ministry of Trade, Industry and Resources	Electricity supply business in rural areas	Electricity supply business in rural areas (Support for Losses in Local Government Operations, 2024)	2024.01.01 ~ 2024.12.31	161,429	—	18,828	(18,828)	—	—	—
Ministry of SMEs and startup	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners (2024)	2024.02.15 ~ 2024.12.31	178,753	28,074	19,058	(41,772)	—	—	5,360
Ministry of Oceans and Fisheries	Temporary Electricity Cost Support Program for Aquaculture Farmers	Temporary Electricity Cost Support Program for Aquaculture Farmers (2024)	2024.02.13 ~ 2026.03.31	5,601	—	195	(196)	—	32	31
Ministry of Employment and Labor	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers (2025)	2025.01.01 ~ 2025.07.09	80	—	80	(80)	—	—	—
Ministry of Climate, Energy and Environment	Electricity supply business in rural areas	Electricity supply business in rural areas (Government Fiscal Loans, 2025)	2025.01.01 ~ 2026.12.31	122	—	111	(111)	—	—	—
Ministry of Climate, Energy and Environment	Electricity supply business in rural areas	Electricity supply business in rural areas (Capital Expenditure for Rural Electrification Support and New Connections, 2025)	2025.01.01 ~ 2026.12.31	20,987	—	9,789	(9,789)	—	—	—
Ministry of Climate, Energy and Environment	Electricity supply business in rural areas	Electricity supply business in rural areas (Support for self-generation Facilities, 2025)	2025.01.01 ~ 2026.12.31	93,925	—	86,747	(86,747)	—	—	—
Ministry of Climate, Energy and Environment	Renewable Energy Generation Difference Support	Renewable Energy Generation Difference Support (2025)	2025.01.01 ~ 2025.12.31	30,913	—	29,901	(29,901)	—	—	—
Ministry of Climate, Energy and Environment	Operating expenses for regional projects around the power plant	Operating expenses for regional projects around the power plant (2025)	2025.01.01 ~ 2025.12.31	436	—	61	(61)	—	—	—
Ministry of Climate, Energy and Environment	Official Development Assistance (ODA)	Energy Industry Cooperation: Improving Efficiency through the Utilization of Distribution Automation Systems (DAS) in the Dominican Republic	2025.01.01 ~ 2026.12.31	6,752	—	788	(788)	—	—	—
Ministry of Climate, Energy and Environment	Official Development Assistance (ODA)	Energy Industry Cooperation: Support for Modernizing Grid Operations based on Distribution Automation Systems (DAS) in the Central-Southern Region of Honduras	2025.01.01 ~ 2026.12.31	10,468	—	222	(222)	—	—	—
Saemangeum Development and Investment Agency	Construction of Power Infrastructure for the Saemangeum Secondary Battery Specialized Complex	Construction of Power Infrastructure for the Saemangeum Secondary Battery Specialized Complex	2025.01.01 ~ 2026.12.31	6,542	—	1,730	(1,730)	—	—	—